Income Taxes (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Statutory rates in Cayman Islands and BVI	0.00%	0.00%	0.00%
Statutory rates in Hong Kong	16.50%	16.50%	15.00%
Statutory rates in PRC	25.00%	25.00%	25.00%
Temporary tax holiday in the PRC	(25.00%)	(25.00%)	0.00%
Foreign earned income not subject to taxes in the Cayman Island	(16.50%)	(16.50%)	(40.00%)
Additional accruals in the PRC	0.00%	0.00%	83.50%
Effect of valuation allowance	0.00%	0.00%	0.00%
Effective income tax rate	0.00%	0.00%	83.50%